DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 08, 2018
Disclosure of classes of share capital [line items]
Partnership distributions	$ 764	$ 615	$ 543
Preferred Unitholders Capital
Disclosure of classes of share capital [line items]
Partnership distributions	$ 30	13	3
Partnership distributions (usd per share)	$ 0.94
Subsequent Event
Disclosure of classes of share capital [line items]
Increase in dividends payable per share, percent				8.00%
Quarterly distribution (usd per share)				$ 0.47
Partnership Unitholders Excluding Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 651	$ 535	$ 479
Partnership distributions (usd per share)	$ 1.74	$ 1.55	$ 1.41
Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 113	$ 80	$ 64